As filed with the Securities and Exchange Commission on May 27, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-8352

LKCM Funds
 (Exact name of registrant as specified in charter)

c/o Luther King Capital Management Corporation
301 Commerce Street, Suite 1600
Fort Worth, TX 76102
 (Address of principal executive offices) (Zip code)

K&L Gates LLP
1601 K Street, NW
Washington, DC 20006
 (Name and address of agent for service)

1-800-688-LKCM & 1-800-423-6369
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2016

Item 1. Schedule of Investments.

LKCM SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

COMMON STOCKS - 98.4%	Shares	Value
Aerospace & Defense - 1.2%
Hexcel Corporation	132,145	$5,776,058

Banks - 10.1%
BancorpSouth, Inc.	309,009	6,584,982
Bank of the Ozarks, Inc.	190,275	7,985,842
Capital Bank Financial Corporation - Class A	139,475	4,302,804
Columbia Banking System, Inc.	261,405	7,821,237
Hanmi Financial Corporation	295,485	6,506,579
PrivateBancorp, Inc.	188,145	7,262,397
SVB Financial Group (a)	48,155	4,914,218
Texas Capital Bancshares, Inc. (a)	133,315	5,116,630
		50,494,689
Beverages - 0.3%
National Beverage Corp. (a)	35,250	1,491,780

Biotechnology - 3.1%
Charles River Laboratories International, Inc. (a)	111,135	8,439,592
Neogen Corporation (a)	137,193	6,907,667
		15,347,259
Building Products - 2.0%
Apogee Enterprises, Inc.	82,825	3,635,189
PGT, Inc. (a)	659,866	6,493,082
		10,128,271
Capital Markets - 1.0%
BGC Partners Inc - Class A	533,155	4,825,053

Commercial Services & Supplies - 4.4%
Copart, Inc. (a)	68,815	2,805,588
Healthcare Services Group, Inc.	276,005	10,159,744
Multi-Color Corporation	51,015	2,721,650
Ritchie Bros. Auctioneers Incorporated (b)	245,405	6,645,567
		22,332,549
Communications Equipment - 2.4%
Ciena Corporation (a)	177,505	3,376,145
Infinera Corporation (a)	548,565	8,809,954
		12,186,099
Construction & Engineering - 1.7%
EMCOR Group, Inc.	83,015	4,034,529
MasTec Inc. (a)	230,750	4,670,380
		8,704,909
Construction Materials - 1.9%
Headwaters Incorporated (a)	231,381	4,590,599
Summit Materials, Inc. - Class A (a)	251,995	4,901,303
		9,491,902
Consumer Finance - 1.3%
First Cash Financial Services, Inc.	144,635	6,661,888

Diversified Financials - 1.1%
HFF, Inc. - Class A	193,427	5,325,045

Food & Staples Retailing - 1.2%
Sprouts Farmers Market, Inc. (a)	206,500	5,996,760

Food Products - 3.4%
Post Holdings Inc. (a)	145,135	9,980,934
TreeHouse Foods, Inc. (a)	84,665	7,344,689
		17,325,623
Health Care Equipment & Supplies - 7.6%
Cantel Medical Corp.	103,935	7,416,802
Cynosure, Inc. - Class A (a)	176,023	7,766,135
LDR Holding Corporation (a)	292,455	7,454,678
PRA Health Sciences, Inc. (a)	143,527	6,137,214
VWR Corporation (a)	349,925	9,468,970
		38,243,799
Health Care Providers & Services - 4.9%
Acadia Healthcare Company, Inc. (a)	121,508	6,696,306
Aceto Corporation	301,143	7,094,929
HealthEquity, Inc. (a)	183,135	4,517,941
Omnicell, Inc. (a)	223,215	6,221,002
		24,530,178
Hotels, Restaurants & Leisure - 2.4%
Buffalo Wild Wings Inc. (a)	24,450	3,621,534
Popeyes Louisiana Kitchen, Inc. (a)	92,780	4,830,127
Zoe's Kitchen Inc (a)	89,739	3,498,923
		11,950,584
Internet Software & Services - 6.8%
Criteo SA - ADR (a)(b)	186,515	7,725,451
Demandware Inc. (a)	171,530	6,706,823
Euronet Worldwide, Inc. (a)	132,770	9,839,585
LogMeIn, Inc. (a)	109,765	5,538,742
SPS Commerce, Inc. (a)	106,690	4,581,269
		34,391,870
IT Consulting & Services - 0.5%
Acxiom Corporation (a)	126,251	2,706,821

Leisure Equipment & Products - 2.3%
Pool Corporation	131,935	11,575,977

Machinery - 2.4%
Barnes Group Inc.	165,085	5,782,928
John Bean Technologies Corporation	28,090	1,584,557
The Toro Company	53,710	4,625,505
		11,992,990
Media - 1.3%
The E.W. Scripps Company - Class A	420,840	6,560,896

Multiline Retail - 1.6%
Burlington Stores, Inc. (a)	139,880	7,866,851

Oil & Gas & Consumable Fuels - 2.8%
Diamondback Energy Inc. (a)	83,025	6,407,869
Parsley Energy, Inc. - Class A (a)	71,140	1,607,764
PDC Energy, Inc. (a)	102,750	6,108,488
		14,124,121
Pharmaceuticals - 2.6%
Akorn, Inc. (a)	301,173	7,086,601
Cambrex Corp. (a)	137,558	6,052,552
		13,139,153
Professional Services - 1.6%
FTI Consulting, Inc. (a)	226,090	8,028,456

Real Estate Investment Trusts - 6.9%
CubeSmart	264,685	8,814,011
Kennedy-Wilson Holdings Inc.	299,310	6,554,889
Sovran Self Storage, Inc.	100,600	11,865,770
Stag Industrial, Inc.	376,990	7,675,516
		34,910,186
Semiconductor Equipment & Products - 1.7%
Rambus Inc. (a)	635,125	8,732,969

Software - 10.4%
ACI Worldwide, Inc. (a)	389,655	8,100,928
Callidus Software, Inc. (a)	303,800	5,067,384
Fair Isaac Corporation	52,480	5,567,603
Guidewire Software Inc. (a)	111,280	6,062,534
Interactive Intelligence Group, Inc. (a)	94,050	3,425,301
Manhattan Associates, Inc. (a)	121,620	6,916,529
Proofpoint, Inc. (a)	120,205	6,464,625
Take-Two Interactive Software, Inc. (a)	278,585	10,494,297
		52,099,201
Specialty Retail - 2.0%
Monro Muffler Brake, Inc.	140,885	10,069,051

Textiles, Apparel & Luxury Goods - 0.8%
Columbia Sportswear Company	65,590	3,941,303

Thrifts & Mortgage Finance - 1.8%
Home Bancshares Inc.	222,368	9,105,969

Trading Companies & Distributors - 2.9%
MSC Industrial Direct Co., Inc. - Class A	58,000	4,425,980
Watsco, Inc.	75,640	10,191,733
		14,617,713
TOTAL COMMON STOCKS
(Cost $417,840,095)		494,675,973

SHORT-TERM INVESTMENT - 1.8%
Money Market Fund (c) - 1.8%
Federated Government Obligations Fund - Institutional Shares, 0.20%	9,066,465	9,066,465

TOTAL SHORT-TERM INVESTMENTS
(Cost $9,066,465)		9,066,465

Total Investments - 100.2%
(Cost $426,906,560)		503,742,438
Liabilities in Excess of Other Assets - (0.2)%		(1,090,478)
TOTAL NET ASSETS - 100.0%		$502,651,960

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows*:

Cost of investments	$426,906,560
Gross unrealized appreciation	$90,044,041
Gross unrealized depreciation	(13,208,163)
Net unrealized appreciation	$76,835,878

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal  year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Investments are classified by asset class and industry pursuant to the Global Industry Classification Standard (GICS®) which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM SMALL-MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

COMMON STOCKS - 93.6%	Shares	Value
Aerospace & Defense - 1.4%
Hexcel Corporation	13,190	$576,535

Banks - 7.0%
Bank of the Ozarks, Inc.	18,820	789,875
PrivateBancorp, Inc.	22,685	875,641
Signature Bank (a)	6,300	857,556
SVB Financial Group (a)	3,875	395,444
		2,918,516
Biotechnology - 2.5%
Charles River Laboratories International, Inc. (a)	13,915	1,056,705

Building Products - 2.5%
Fortune Brands Home & Security Inc.	18,730	1,049,629

Chemicals - 1.0%
FMC Corporation	10,165	410,361

Commercial Services & Supplies - 2.7%
Healthcare Services Group, Inc.	30,354	1,117,330

Communications Equipment - 1.4%
Infinera Corporation (a)	37,415	600,885

Construction Materials - 2.2%
Martin Marietta Materials, Inc.	5,775	921,170

Consumer Finance - 1.0%
First Cash Financial Services, Inc.	9,150	421,449

Containers & Packaging - 2.2%
Ball Corporation	13,285	947,088

Diversified Consumer Services - 1.9%
ServiceMaster Global Holdings Inc. (a)	20,605	776,396

Electrical Equipment & Instruments - 2.5%
Acuity Brands, Inc.	4,840	1,055,798

Electronic Equipment & Instruments - 1.1%
Trimble Navigation Limited (a)	18,350	455,080

Food & Staples Retailing - 2.1%
Sprouts Farmers Market, Inc. (a)	30,750	892,980

Food Products - 3.4%
TreeHouse Foods, Inc. (a)	9,800	850,150
The WhiteWave Foods Company (a)	14,500	589,280
		1,439,430
Health Care Equipment & Supplies - 11.4%
Align Technology, Inc. (a)	12,655	919,892
Cantel Medical Corp.	5,405	385,701
DexCom Inc. (a)	12,540	851,591

PRA Health Sciences, Inc. (a)	19,925	851,993
Teleflex Incorporated	5,000	785,050
VWR Corporation (a)	35,315	955,624
		4,749,851
Health Care Providers & Services - 1.9%
Acadia Healthcare Company, Inc. (a)	14,690	809,566

Internet Software & Services - 5.4%
Criteo SA - ADR (a)(b)	18,605	770,619
Euronet Worldwide, Inc. (a)	10,990	814,469
Sabre Corporation	22,810	659,665
		2,244,753
Leisure Equipment & Products - 2.5%
Pool Corporation	11,720	1,028,313

Machinery - 1.1%
The Middleby Corporation (a)	4,435	473,525

Media - 1.0%
TEGNA Inc.	17,475	409,964

Multiline Retail - 2.1%
Burlington Stores, Inc. (a)	15,795	888,311

Oil & Gas & Consumable Fuels - 2.2%
Diamondback Energy Inc. (a)	6,995	539,874
Matador Resources Company (a)	20,000	379,200
		919,074
Pharmaceuticals - 2.1%
Akorn, Inc. (a)	36,825	866,492

Professional Services - 1.7%
FTI Consulting, Inc. (a)	20,400	724,404

Real Estate Investment Trusts - 5.2%
CubeSmart	28,610	952,713
Sovran Self Storage, Inc.	10,320	1,217,244
		2,169,957
Semiconductor Equipment & Products - 2.1%
Rambus Inc. (a)	64,157	882,159

Software - 10.7%
ACI Worldwide, Inc. (a)	31,815	661,434
Fair Isaac Corporation	4,045	429,134
Fortinet Inc. (a)	32,555	997,160
Guidewire Software Inc. (a)	10,660	580,757
Manhattan Associates, Inc. (a)	12,780	726,799
Take-Two Interactive Software, Inc. (a)	28,540	1,075,101
		4,470,385
Specialty Retail - 4.0%
Monro Muffler Brake, Inc.	12,105	865,144
Tractor Supply Company	5,085	459,989
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	1,765	341,951
		1,667,084

Textiles, Apparel & Luxury Goods - 3.1%
Carter's, Inc.	6,200	653,356
Columbia Sportswear Company	10,410	625,537
		1,278,893
Trading Companies & Distributors - 2.2%
Watsco, Inc.	6,940	935,096

TOTAL COMMON STOCKS
(Cost $34,912,526)		39,157,179

SHORT-TERM INVESTMENTS - 7.3%
Money Market Funds (c) - 7.3%
Dreyfus Government Cash Management Fund - Institutional Shares, 0.21%	1,168,739	1,168,739
Federated Government Obligations Fund - Institutional Shares, 0.20%	1,200,000	1,200,000
Invesco Short Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.23%	673,320	673,320
		3,042,059
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,042,059)		3,042,059

Total Investments - 100.9%
(Cost $37,954,585)		42,199,238
Liabilities in Excess of Other Assets - (0.9)%		(363,592)
TOTAL NET ASSETS - 100.0%		$41,835,646

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows*:

Cost of investments	$37,954,585
Gross unrealized appreciation	$4,573,283
Gross unrealized depreciation	(328,630)
Net unrealized appreciation	$4,244,653

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal  year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Investments are classified by asset class and industry pursuant to the Global Industry Classification Standard (GICS®) which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

COMMON STOCKS - 98.3%	Shares	Value
Aerospace & Defense - 3.9%
Honeywell International Inc.	60,000	$6,723,000
Rockwell Collins, Inc.	40,000	3,688,400
		10,411,400
Auto Components - 1.1%
Gentex Corporation	185,000	2,902,650

Banks - 7.1%
Bank of America Corporation	290,000	3,920,800
Comerica Incorporated	108,000	4,089,960
Cullen/Frost Bankers, Inc.	65,000	3,582,150
Glacier Bancorp, Inc.	60,000	1,525,200
Wells Fargo & Company	120,000	5,803,200
		18,921,310
Beverages - 3.2%
The Coca-Cola Company	65,000	3,015,350
PepsiCo, Inc.	55,000	5,636,400
		8,651,750
Biotechnology - 2.2%
Amgen Inc.	40,000	5,997,200

Chemicals - 5.7%
E. I. du Pont de Nemours and Company	60,000	3,799,200
ECOLAB INC.	30,000	3,345,600
FMC Corporation	110,000	4,440,700
Monsanto Company	40,000	3,509,600
		15,095,100
Commercial Services & Supplies - 3.1%
Copart, Inc. (a)	100,000	4,077,000
Waste Connections, Inc.	65,000	4,198,350
		8,275,350
Computers & Peripherals - 1.5%
Apple Inc.	36,500	3,978,135

Construction Materials - 1.5%
Martin Marietta Materials, Inc.	25,000	3,987,750

Containers & Packaging - 1.9%
Ball Corporation	70,000	4,990,300

Diversified Financials - 1.4%
JPMorgan Chase & Co.	65,000	3,849,300

Electrical Equipment & Instruments - 2.6%
Franklin Electric Co., Inc.	85,000	2,734,450
Roper Technologies, Inc.	23,000	4,203,710
		6,938,160
Electronic Equipment & Instruments - 1.3%
National Instruments Corporation	55,000	1,656,050
Trimble Navigation Limited (a)	70,000	1,736,000
		3,392,050
Food & Drug Retailing - 1.6%
Walgreens Boots Alliance, Inc.	50,000	4,212,000

Food Products - 2.4%
Mondelez International Inc. - Class A	67,000	2,688,040
The WhiteWave Foods Company (a)	90,000	3,657,600
		6,345,640
Health Care Equipment & Supplies - 6.6%
Medtronic, PLC (b)	73,000	5,475,000
PerkinElmer, Inc.	100,000	4,946,000
Thermo Fisher Scientific Inc.	50,000	7,079,500
		17,500,500
Household Durables - 3.2%
Jarden Corporation (a)	142,500	8,400,375

Household Products - 3.0%
Kimberly-Clark Corporation	45,000	6,052,950
The Procter & Gamble Company	23,750	1,954,863
		8,007,813
Internet Catalog & Retail - 0.8%
Amazon.com, Inc. (a)	3,600	2,137,104

Internet Software & Services - 4.6%
Akamai Technologies, Inc. (a)	90,000	5,001,300
Alphabet, Inc. - Class A (a)	1,775	1,354,147
Facebook, Inc. - Class A (a)	12,000	1,369,200
Sabre Corporation	160,000	4,627,200
		12,351,847
IT Consulting & Services - 1.1%
PayPal Holdings, Inc. (a)	75,000	2,895,000

Machinery - 8.1%
Danaher Corporation	75,000	7,114,500
Generac Holdings, Inc. (a)	108,000	4,021,920
The Gorman-Rupp Company	60,966	1,580,848
The Toro Company	37,000	3,186,440
Valmont Industries, Inc.	45,000	5,572,800
		21,476,508
Marine - 1.0%
Kirby Corporation (a)	45,000	2,713,050

Media - 1.7%
Time Warner Inc.	27,200	1,973,360
The Walt Disney Company	25,000	2,482,750
		4,456,110
Oil & Gas & Consumable Fuels - 8.4%
Cabot Oil & Gas Corporation	140,000	3,179,400
California Resources Corporation	6,085	6,268
ConocoPhillips	115,000	4,631,050
EOG Resources, Inc.	60,000	4,354,800
Exxon Mobil Corporation	70,000	5,851,300
Occidental Petroleum Corporation	65,000	4,447,950
		22,470,768
Personal Products - 0.9%
The Estee Lauder Companies Inc. - Class A	25,000	2,357,750

Pharmaceuticals - 5.8%
AbbVie Inc.	65,000	3,712,800
Johnson & Johnson	38,000	4,111,600
Merck & Co., Inc.	80,000	4,232,800
Pfizer Inc.	115,000	3,408,600
		15,465,800

Road & Rail - 1.2%
Kansas City Southern	37,000	3,161,650

Software - 3.6%
Adobe Systems Incorporated (a)	45,000	4,221,000
Microsoft Corporation	100,000	5,523,000
		9,744,000
Specialty Retail - 4.8%
The Home Depot, Inc.	50,000	6,671,500
Tiffany & Co.	35,000	2,568,300
Tractor Supply Company	40,000	3,618,400
		12,858,200
Textiles, Apparel & Luxury Goods - 3.0%
NIKE, Inc. - Class B	67,000	4,118,490
V.F. Corporation	60,000	3,885,600
		8,004,090
TOTAL COMMON STOCKS
(Cost $180,892,342)		261,948,660

SHORT-TERM INVESTMENT - 1.9%
Money Market Fund (c) - 1.9%
Federated Government Obligations Fund - Institutional Shares, 0.20%	5,022,808	5,022,808

TOTAL SHORT-TERM INVESTMENTS
(Cost $5,022,808)		5,022,808

Total Investments - 100.2%
(Cost $185,915,150)		266,971,468
Liabilities in Excess of Other Assets - (0.2)%		(551,195)
TOTAL NET ASSETS - 100.0%		$266,420,273

(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows*:

Cost of investments	$185,915,150
Gross unrealized appreciation	$87,529,928
Gross unrealized depreciation	(6,473,610)
Net unrealized appreciation	$81,056,318

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal  year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Investments are classified by asset class and industry pursuant to the Global Industry Classification Standard (GICS®) which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM BALANCED FUND
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

COMMON STOCKS - 70.4%	Shares	Value
Aerospace & Defense - 2.4%
General Dynamics Corporation	1,400	$183,918
Honeywell International Inc.	3,400	380,970
Rockwell Collins, Inc.	5,200	479,492
		1,044,380
Air Freight & Logistics - 0.6%
United Parcel Service, Inc. - Class B	2,600	274,222

Banks - 4.8%
Bank of America Corporation	27,000	365,040
Comerica Incorporated	9,500	359,765
Cullen/Frost Bankers, Inc.	3,900	214,929
SunTrust Banks, Inc.	10,300	371,624
Wells Fargo & Company	7,571	366,134
Zions Bancorporation	15,100	365,571
		2,043,063
Beverages - 1.8%
The Coca-Cola Company	8,600	398,954
PepsiCo, Inc.	3,600	368,928
		767,882
Biotechnology - 1.7%
Celgene Corporation (a)	4,900	490,441
Charles River Laboratories International, Inc. (a)	3,200	243,008
		733,449
Chemicals - 3.6%
Air Products and Chemicals, Inc.	2,500	360,125
Airgas, Inc.	1,500	212,460
E. I. du Pont de Nemours and Company	5,700	360,924
ECOLAB INC.	3,300	368,016
Monsanto Company	2,900	254,446
		1,555,971
Commercial Services & Supplies - 1.9%
Copart, Inc. (a)	11,000	448,470
Waste Management, Inc.	6,100	359,900
		808,370
Computers & Peripherals - 2.1%
Apple Inc.	5,950	648,490
EMC Corporation	9,400	250,510
		899,000
Construction Materials - 1.0%
Martin Marietta Materials, Inc.	2,700	430,677

Containers & Packaging - 0.9%
Ball Corporation	5,400	384,966

Diversified Financial Services - 0.9%
Moody's Corporation	4,000	386,240

Diversified Financials - 0.9%
JPMorgan Chase & Co.	6,100	361,242

Diversified Telecommunication Services - 1.6%
AT&T Inc.	13,832	541,800
Verizon Communications, Inc.	2,841	153,641
		695,441

Electrical Equipment & Instruments - 0.4%
Emerson Electric Co.	3,000	163,140

Electronic Equipment & Instruments - 1.5%
National Instruments Corporation	7,500	225,825
Trimble Navigation Limited (a)	16,000	396,800
		622,625
Energy Equipment & Services - 0.6%
Schlumberger Limited (b)	3,395	250,381

Food & Drug Retailing - 2.5%
CVS Health Corporation	3,700	383,801
Wal-Mart Stores, Inc.	4,100	280,809
Walgreens Boots Alliance, Inc.	4,900	412,776
		1,077,386
Food Products - 1.3%
Mondelez International Inc. - Class A	9,000	361,080
The WhiteWave Foods Company (a)	5,000	203,200
		564,280
Health Care Equipment & Supplies - 4.5%
Medtronic, PLC (b)	6,100	457,500
PerkinElmer, Inc.	11,600	573,736
Thermo Fisher Scientific Inc.	3,100	438,929
VWR Corporation (a)	17,000	460,020
		1,930,185
Household Durables - 2.1%
Jarden Corporation (a)	7,900	465,705
Whirlpool Corporation	2,300	414,782
		880,487
Household Products - 2.7%
Colgate-Palmolive Company	5,500	388,575
Kimberly-Clark Corporation	3,600	484,236
The Procter & Gamble Company	3,500	288,085
		1,160,896
Industrial Conglomerates - 0.9%
General Electric Company	12,400	394,196

Insurance - 1.2%
MetLife, Inc.	6,300	276,822
Prudential Financial, Inc.	3,400	245,548
		522,370
Internet Catalog & Retail - 1.4%
Amazon.com, Inc. (a)	1,000	593,640

Internet Software & Services - 2.9%
Akamai Technologies, Inc. (a)	5,400	300,078
Alphabet, Inc. - Class A (a)	350	267,015
Alphabet, Inc. - Class C (a)	350	260,733
Sabre Corporation	14,000	404,880
		1,232,706
IT Consulting & Services - 2.9%
Accenture PLC - Class A (b)	3,200	369,280
Automatic Data Processing, Inc.	3,200	287,072
PayPal Holdings, Inc. (a)	6,000	231,600
Visa Inc. - Class A	4,500	344,160
1,232,112

Machinery - 1.1%
Danaher Corporation	4,900	464,814
Media - 2.5%
CBS Corporation - Class B	5,600	308,504
Time Warner Inc.	5,100	370,005
The Walt Disney Company	4,000	397,240
		1,075,749
Oil & Gas & Consumable Fuels - 3.5%
Cabot Oil & Gas Corporation	10,200	231,642
Chevron Corporation	2,695	257,103
ConocoPhillips	5,900	237,593
EOG Resources, Inc.	3,800	275,804
Exxon Mobil Corporation	3,227	269,745
Pioneer Natural Resources Company	1,700	239,258
		1,511,145
Pharmaceuticals - 4.8%
Abbott Laboratories	11,000	460,130
AbbVie Inc.	6,300	359,856
Merck & Co., Inc.	8,900	470,899
Pfizer Inc.	10,000	296,400
Zoetis Inc	10,500	465,465
		2,052,750
Real Estate Investment Trusts - 0.8%
American Tower Corporation	3,200	327,584

Road & Rail - 0.6%
Union Pacific Corporation	3,000	238,650

Software - 3.4%
Adobe Systems Incorporated (a)	3,900	365,820
Citrix Systems, Inc. (a)	4,000	314,320
Microsoft Corporation	7,400	408,702
Oracle Corporation	8,400	343,644
		1,432,486
Specialty Retail - 2.5%
The Home Depot, Inc.	4,000	533,720
O'Reilly Automotive, Inc. (a)	1,900	519,954
		1,053,674
Textiles, Apparel & Luxury Goods - 1.6%
NIKE, Inc. - Class B	5,000	307,350
V.F. Corporation	5,700	369,132
		676,482
Thrifts & Mortgage Finance - 0.5%
Capitol Federal Financial Inc.	17,500	232,050

TOTAL COMMON STOCKS
(Cost $19,222,088)		30,074,691

	Principal
CORPORATE BONDS - 26.6%	Amount
Banks - 2.0%
Bank of America Corporation
2.625%, 10/19/2020	$250,000	252,010
BB&T Corporation
2.250%, 02/01/2019
Callable 01/02/2019	115,000	117,003

Comerica Incorporated
2.125%, 05/23/2019
Callable 04/23/2019	310,000	307,096
Wells Fargo & Company
2.150%, 01/15/2019	200,000	203,672
		879,781
Beverages - 0.9%
Anheuser-Busch InBev Worldwide Inc.
1.375%, 07/15/2017	100,000	100,566
PepsiCo, Inc.
3.000%, 08/25/2021	250,000	267,090
		367,656
Biotechnology - 2.0%
Amgen Inc.:
2.125%, 05/15/2017	225,000	227,622
2.200%, 05/22/2019
Callable 04/22/2019	100,000	102,373
Celgene Corporation
1.900%, 08/15/2017	175,000	176,462
Gilead Sciences, Inc.
2.050%, 04/01/2019	335,000	341,882
		848,339
Chemicals - 2.0%
Air Products and Chemicals, Inc.
1.200%, 10/15/2017	150,000	150,032
Eastman Chemical Company
2.400%, 06/01/2017	160,000	161,373
ECOLAB INC.
1.450%, 12/08/2017	250,000	249,830
The Sherwin-Williams Company
1.350%, 12/15/2017	300,000	300,005
		861,240
Communications Equipment - 1.5%
Cisco Systems, Inc.
2.200%, 02/28/2021	275,000	280,666
QUALCOMM Incorporated
2.250%, 05/20/2020	350,000	358,998
		639,664
Computers & Peripherals - 1.4%
Apple Inc.
2.850%, 05/06/2021	300,000	314,782
NetApp, Inc.
2.000%, 12/15/2017	300,000	299,396
		614,178
Consumer Finance - 0.7%
American Express Credit Corporation:
2.375%, 03/24/2017	175,000	177,078
2.600%, 09/14/2020
Callable 08/14/2020	100,000	102,490
		279,568
Consumer Services - 0.5%
The Western Union Company
2.875%, 12/10/2017	225,000	228,429

Diversified Financials - 0.7%
JPMorgan Chase & Co.
2.000%, 08/15/2017	300,000	303,018

Diversified Telecommunication Services - 1.2%

AT&T Inc.
2.450%, 06/30/2020
Callable 05/30/2020	300,000	304,296
Verizon Communications Inc.
3.000%, 11/01/2021
Callable 09/01/2021	200,000	208,063
		512,359
Electrical Equipment - 0.7%
Rockwell Automation Inc.
2.050%, 03/01/2020
Callable 02/01/2020	288,000	291,458

Electrical Equipment & Instruments - 0.7%
Roper Industries, Inc.
1.850%, 11/15/2017	300,000	300,385

Energy Equipment & Services - 0.4%
National Oilwell Varco, Inc.
1.350%, 12/01/2017	200,000	195,721

Food & Drug Retailing - 0.7%
CVS Health Corporation:
5.750%, 06/01/2017	100,000	105,383
2.250%, 12/05/2018
Callable 11/05/2018	175,000	179,365
		284,748
Food & Staples Retailing - 0.6%
Walgreens Boots Alliance, Inc.
3.300%, 11/18/2021
Callable 09/18/2021	250,000	257,751

Food Products - 0.4%
Kraft Foods Group, Inc.
2.250%, 06/05/2017	75,000	75,743
McDonald's Corporation
3.625%, 05/20/2021	100,000	107,461
		183,204
Health Care Equipment & Supplies - 0.8%
Thermo Fisher Scientific Inc.
1.850%, 01/15/2018	325,000	326,946

Industrial Conglomerates - 0.8%
General Electric Company
2.700%, 10/09/2022	325,000	338,313

Internet Catalog & Retail - 0.7%
Amazon.com, Inc.
1.200%, 11/29/2017	295,000	295,615

Internet Software & Services - 0.3%
eBay Inc.
1.350%, 07/15/2017	125,000	124,781

Oil & Gas & Consumable Fuels - 2.0%
Chevron Corporation
2.411%, 03/03/2022
Callable 01/03/2022	300,000	305,680
EOG Resources, Inc.

2.450%, 04/01/2020
Callable 03/01/2020	200,000	198,356
Kinder Morgan Inc.
2.000%, 12/01/2017	200,000	197,937
Noble Holding International Limited (b)
2.500%, 03/15/2017	150,000	141,969
		843,942
Pharmaceuticals - 2.0%
Abbott Laboratories
2.000%, 03/15/2020	250,000	253,687
AbbVie Inc.:
2.000%, 11/06/2018	134,000	135,492
2.500%, 05/14/2020
Callable 04/14/2020	175,000	178,333
Merck & Co., Inc.
1.100%, 01/31/2018	275,000	275,867
		843,379
Real Estate Investment Trusts - 0.7%
American Tower Corp.:
3.400%, 02/15/2019	200,000	205,167
2.800%, 06/01/2020
Callable 05/01/2020	100,000	100,605
		305,772
Semiconductor Equipment & Products - 0.7%
Intel Corporation
1.350%, 12/15/2017	300,000	302,513

Software - 1.4%
Microsoft Corporation
2.375%, 02/12/2022
Callable 01/12/2022	275,000	283,541
Oracle Corporation
2.800%, 07/08/2021	300,000	314,291
		597,832
Specialty Retail - 0.8%
The Home Depot, Inc.
2.000%, 06/15/2019
Callable 05/15/2019	325,000	333,679

TOTAL CORPORATE BONDS
(Cost $11,267,538)		11,360,271

SHORT-TERM INVESTMENTS - 3.0%
Money Market Funds (c) - 3.0%
Dreyfus Government Cash Management Fund - Institutional Shares, 0.21%	45,019	45,019
Federated Government Obligations Fund - Institutional Shares, 0.20%	1,247,247	1,247,247
		1,292,266
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,292,266)		1,292,266

Total Investments - 100.0%
(Cost $31,781,892)		42,727,228
Other Assets in Excess of Liabilities - 0.0%		10,390
TOTAL NET ASSETS - 100.0%		$42,737,618

(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows*:

Cost of investments	$31,781,892
Gross unrealized appreciation	$11,214,187
Gross unrealized depreciation	(268,851)
Net unrealized appreciation	$10,945,336

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal  year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Investments are classified by asset class and industry pursuant to the Global Industry Classification Standard (GICS®) which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)
	Principal
CORPORATE BONDS - 74.0%	Amount	Value
Aerospace & Defense - 0.6%
Lockheed Martin Corporation
7.650%, 05/01/2016	$1,250,000	$1,256,275

Air Freight & Logistics - 1.2%
FedEx Corp.
3.200%, 02/01/2025	2,500,000	2,565,580

Banks - 9.6%
Bank of America Corporation:
1.317%, 03/22/2018 (a)	2,000,000	2,004,080
4.200%, 08/26/2024	4,000,000	4,080,332
Branch Banking & Trust Company:
0.793%, 05/23/2017 (a)	2,534,000	2,526,504
1.350%, 10/01/2017
Callable 09/01/2017	500,000	500,843
Comerica Incorporated
2.125%, 05/23/2019
Callable 04/23/2019	1,000,000	990,634
SunTrust Bank of Atlanta, GA
1.350%, 02/15/2017
Callable 01/15/2017	1,200,000	1,201,048
SunTrust Banks, Inc.
3.500%, 01/20/2017
Callable 12/20/2016	875,000	888,844
Wells Fargo & Company:
0.863%, 04/23/2018 (a)	2,500,000	2,500,375
4.125%, 08/15/2023	5,000,000	5,338,970
		20,031,630
Beverages - 0.1%
PepsiCo, Inc.
7.900%, 11/01/2018	214,000	249,350

Biotechnology - 2.0%
Celgene Corporation
4.000%, 08/15/2023	4,000,000	4,254,644

Capital Markets - 2.9%
Morgan Stanley (a):
1.514%, 04/25/2018	2,500,000	2,515,965
1.083%, 01/24/2019	3,500,000	3,476,186
		5,992,151
Chemicals - 2.3%
Airgas, Inc.
2.950%, 06/15/2016
Callable 05/15/2016	950,000	952,338
ECOLAB INC.:
3.000%, 12/08/2016	2,810,000	2,844,633
1.550%, 01/12/2018	925,000	926,600
		4,723,571
Communications Equipment - 1.9%
Cisco Systems, Inc.
4.950%, 02/15/2019	700,000	774,909

QUALCOMM, Inc.
3.450%, 05/20/2025
Callable 02/20/2025	3,000,000	3,108,507
		3,883,416
Computers & Peripherals - 4.3%
Apple Inc.
2.400%, 05/03/2023	3,250,000	3,272,948
Hewlett-Packard Company:
4.650%, 12/09/2021	2,000,000	2,119,334
4.050%, 09/15/2022	2,000,000	2,044,822
International Business Machines Corporation
5.700%, 09/14/2017	1,500,000	1,601,927
		9,039,031
Consumer Finance - 2.6%
American Express Company
0.823%, 05/22/2018 (a)	3,533,000	3,510,735
American Express Credit Corporation
2.800%, 09/19/2016	1,900,000	1,916,298
		5,427,033
Consumer Services - 2.8%
The Western Union Company:
5.930%, 10/01/2016	1,000,000	1,022,378
2.875%, 12/10/2017	2,250,000	2,284,292
3.650%, 08/22/2018	2,500,000	2,567,010
		5,873,680
Containers & Packaging - 2.5%
Ball Corporation:
5.000%, 03/15/2022	2,000,000	2,100,000
5.250%, 07/01/2025	3,000,000	3,161,250
		5,261,250
Diversified Financials - 3.6%
JPMorgan Chase & Co.:
1.350%, 02/15/2017	2,475,000	2,480,764
1.134%, 01/25/2018 (a)	3,000,000	3,010,080
3.875%, 09/10/2024	2,000,000	2,054,780
		7,545,624
Diversified Telecommunication Services - 6.9%
AT&T Inc. (a):
1.146%, 11/27/2018	3,000,000	2,983,854
0.909%, 03/11/2019	1,500,000	1,489,113
CenturyLink, Inc.:
6.150%, 09/15/2019	1,402,000	1,461,585
5.800%, 03/15/2022	2,500,000	2,414,625
Verizon Communications Inc. (a):
1.771%, 09/15/2016	4,000,000	4,021,944
1.991%, 09/14/2018	2,000,000	2,049,672
		14,420,793
Food & Drug Retailing - 4.4%
CVS Health Corporation:
1.200%, 12/05/2016	2,000,000	2,004,108
5.750%, 06/01/2017	2,750,000	2,898,027
4.125%, 05/15/2021
Callable 02/15/2021	2,000,000	2,189,960
Walgreens Boots Alliance, Inc.
3.800%, 11/18/2024
Callable 08/18/2024	2,000,000	2,061,686
		9,153,781

Food Products - 0.3%
Kraft Foods Group, Inc.
2.250%, 06/05/2017	555,000	560,500

Health Care Equipment & Supplies - 3.5%
DENTSPLY International Inc.
2.750%, 08/15/2016	1,446,000	1,454,089
PerkinElmer, Inc.
5.000%, 11/15/2021
Callable 08/15/2021	1,094,000	1,190,121
Thermo Fisher Scientific, Inc.
4.150%, 02/01/2024
Callable 11/01/2023	4,500,000	4,751,442
		7,395,652
Health Care Providers & Services - 1.8%
Express Scripts Holding Co
3.125%, 05/15/2016	2,760,000	2,767,573
1.250%, 06/02/2017	975,000	973,295
		3,740,868
Household Products - 0.5%
The Procter & Gamble Company
8.000%, 09/01/2024	775,000	1,062,533

Insurance - 1.5%
Prudential Financial, Inc.
3.000%, 05/12/2016	3,023,000	3,029,110

Machinery - 1.5%
Danaher Corporation
3.350%, 09/15/2025
Callable 06/15/2025	3,000,000	3,194,841

Media - 0.7%
The Walt Disney Company
5.625%, 09/15/2016	1,500,000	1,533,359

Metals & Mining - 0.2%
Alcoa Inc.
5.550%, 02/01/2017	500,000	513,525

Multiline Retail - 2.3%
Family Dollar Stores, Inc.
5.000%, 02/01/2021	4,500,000	4,743,126

Oil & Gas & Consumable Fuels - 9.7%
Anadarko Petroleum Corporation:
5.950%, 09/15/2016	3,331,000	3,389,206
6.375%, 09/15/2017	2,000,000	2,096,676
Enterprise Products Operating LLC
3.750%, 02/15/2025
Callable 11/15/2024	4,000,000	4,000,176
Kinder Morgan Energy Partners, L.P.
4.250%, 09/01/2024
Callable 06/01/2024	3,000,000	2,845,947
Noble Holding International Ltd. (b)
2.500%, 03/15/2017	3,000,000	2,839,389
Range Resources Corporation
5.000%, 08/15/2022
Callable 02/15/2017	5,850,000	5,074,875
		20,246,269

Pharmaceuticals - 0.5%
Allergan, Inc.
1.350%, 03/15/2018	1,017,000	1,009,988

Real Estate Investment Trusts - 2.0%
American Tower Corporation:
5.050%, 09/01/2020	1,250,000	1,358,914
5.000%, 02/15/2024	2,500,000	2,747,925
		4,106,839
Road & Rail - 0.1%
Burlington Northern Santa Fe Corporation
5.650%, 05/01/2017	185,000	194,047

Semiconductor Equipment & Products - 0.5%
Texas Instruments Incorporated
2.375%, 05/16/2016	1,000,000	1,002,310

Software & Services - 1.2%
Sabre GLBL Inc. (c)
5.375%, 04/15/2023
Callable 04/15/2018 (Acquired 04/08/2015, Cost $2,548,100)	2,500,000	2,578,125

TOTAL CORPORATE BONDS
(Cost $153,014,532)		154,588,901

	Principal
U.S. GOVERNMENT ISSUES - 11.4%	Amount
U.S. Treasury Notes - 11.4%
1.000%, 08/15/2018	$2,000,000	2,009,610
1.250%, 10/31/2019	2,000,000	2,017,734
2.000%, 07/31/2020	2,000,000	2,071,406
2.250%, 07/31/2021	2,000,000	2,097,852
2.000%, 11/30/2022	2,000,000	2,061,016
2.000%, 02/15/2023	3,000,000	3,091,641
2.500%, 08/15/2023	2,000,000	2,131,718
2.250%, 11/15/2024	3,000,000	3,128,379
2.000%, 02/15/2025	3,000,000	3,064,686
2.000%, 08/15/2025	2,000,000	2,038,750
TOTAL U.S. GOVERNMENT ISSUES
(Cost $23,054,437)		23,712,792

U.S. GOVERNMENT SPONSORED ENTITIES - 10.3%
Fannie Mae - 2.9%
2.625%, 09/06/2024	2,000,000	2,110,436
2.000%, 07/12/2027
Callable 07/12/2016	2,000,000	2,001,552
2.500%, 09/30/2030
Callable 09/30/2016	2,000,000	2,001,484
		6,113,472
Federal Home Loan Banks - 7.1%
4.875%, 05/17/2017	1,000,000	1,047,137
2.100%, 06/30/2021
Callable 09/30/2016	1,440,000	1,441,692
1.000%, 09/30/2021
Callable 09/30/2016	5,000,000	4,994,125
1.500%, 11/25/2022
Callable 05/25/2016	2,900,000	2,901,470

1.000%, 03/26/2025
Callable 06/26/2016	2,500,000	2,492,920
1.000%, 05/13/2030
Callable 05/13/2016	2,000,000	1,991,374
		14,868,718
Freddie Mac - 0.3%
5.125%, 11/17/2017	500,000	535,263

TOTAL U.S. GOVERNMENT SPONSORED ENTITIES
(Cost $21,367,524)		21,517,453

SHORT-TERM INVESTMENTS - 3.7%
Money Market Funds (d) - 3.7%	Shares
Dreyfus Government Cash Management Fund - Institutional Shares, 0.21%	2,088,121	2,088,121
Federated Government Obligations Fund - Institutional Shares, 0.20%	5,665,625	5,665,625
		7,753,746
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,753,746)		7,753,746

Total Investments - 99.4%
(Cost $205,190,239)		207,572,892
Other Assets in Excess of Liabilities - 0.6%		1,243,244
TOTAL NET ASSETS - 100.0%		$208,816,136

(a)	Floating rate.
(b)	Security issued by non-U.S. incorporated company.
(c)
Restricted security.  Resale to the public may require registration or may extend only to qualified institutional buyers.  The fair market value of the security was
$2,578,125 representing 1.2% of the Fund's total net assets.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows*:

Cost of investments	$205,190,239
Gross unrealized appreciation	$3,553,155
Gross unrealized depreciation	(1,170,502)
Net unrealized appreciation	$2,382,653

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal  year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Investments are classified by asset class and industry pursuant to the Global Industry Classification Standard (GICS®) which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM AQUINAS VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

COMMON STOCKS - 99.1%	Shares	Value
Aerospace & Defense - 3.7%
Honeywell International Inc.	12,500	$1,400,625

Auto Components - 3.5%
The Goodyear Tire & Rubber Company	40,000	1,319,200

Banks - 9.0%
Cullen/Frost Bankers, Inc.	15,000	826,650
SunTrust Banks, Inc.	37,500	1,353,000
Zions Bancorporation	50,000	1,210,500
		3,390,150
Beverages - 3.4%
PepsiCo, Inc.	12,500	1,281,000

Commercial Services & Supplies - 1.9%
Copart, Inc. (a)	17,500	713,475

Construction Materials - 3.8%
Martin Marietta Materials, Inc.	9,000	1,435,590

Diversified Financials - 1.3%
JPMorgan Chase & Co.	8,200	485,604

Electrical Equipment & Instruments - 3.9%
Roper Technologies, Inc.	8,000	1,462,160

Electronic Equipment & Instruments - 0.3%
Trimble Navigation Limited (a)	5,000	124,000

Energy Equipment & Services - 1.6%
Schlumberger Limited (b)	8,400	619,500

Food & Drug Retailing - 3.4%
CVS Health Corporation	12,500	1,296,625

Food Products - 5.2%
The Kraft Heinz Company	9,700	762,032
Mondelez International Inc. - Class A	29,700	1,191,564
		1,953,596
Health Care Equipment & Supplies - 6.1%
DENTSPLY International Inc.	20,000	1,232,600
Medtronic, PLC (b)	14,200	1,065,000
		2,297,600
Household Durables - 3.6%
Whirlpool Corporation	7,500	1,352,550

Insurance - 6.8%
MetLife, Inc.	30,000	1,318,200
Prudential Financial, Inc.	17,500	1,263,850
		2,582,050
Internet Software & Services - 9.2%
Akamai Technologies, Inc. (a)	20,000	1,111,400
Alphabet, Inc. - Class A (a)	1,400	1,068,060
Sabre Corporation	45,000	1,301,400
		3,480,860
IT Consulting & Services - 2.8%
PayPal Holdings, Inc. (a)	27,500	1,061,500

Machinery - 2.8%
Barnes Group Inc.	30,000	1,050,900

Media - 2.7%
Viacom Inc. - Class B	25,000	1,032,000

Multiline Retail - 4.4%
Dollar Tree, Inc. (a)	10,000	824,600
Kohl's Corporation	18,000	838,980
		1,663,580
Oil & Gas & Consumable Fuels - 3.5%
Cabot Oil & Gas Corporation	25,000	567,750
Exxon Mobil Corporation	4,000	334,360
Gulfport Energy Corporation (a)	15,000	425,100
		1,327,210
Professional Services - 2.3%
Verisk Analytics, Inc. (a)	11,000	879,120

Software - 6.2%
Adobe Systems Incorporated (a)	15,000	1,407,000
Oracle Corporation	22,500	920,475
		2,327,475
Specialty Retail - 7.5%
The Home Depot, Inc.	8,500	1,134,155
Party City Holdco Inc. (a)	55,000	827,200
Tiffany & Co.	12,000	880,560
		2,841,915
TOTAL COMMON STOCKS
(Cost $24,413,616)		37,378,285

SHORT-TERM INVESTMENT - 1.3%
Money Market Fund (c) - 1.3%
Federated Government Obligations Fund - Institutional Shares, 0.20%	497,790	497,790

TOTAL SHORT-TERM INVESTMENT
(Cost $497,790)		497,790

Total Investments - 100.4%
(Cost $24,911,406)		37,876,075
Liabilities in Excess of Other Assets - (0.4)%		(138,591)
TOTAL NET ASSETS - 100.0%		$37,737,484

(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows*:

Cost of investments	$24,911,406
Gross unrealized appreciation	$13,207,512
Gross unrealized depreciation	(242,843)
Net unrealized appreciation	$12,964,669

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal  year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Investments are classified by asset class and industry pursuant to the Global Industry Classification Standard (GICS®) which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM AQUINAS GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

COMMON STOCKS - 94.3%	Shares	Value
Aerospace & Defense - 3.3%
Honeywell International Inc.	7,675	$859,984

Beverages - 1.8%
The Coca-Cola Company	10,000	463,900

Biotechnology - 1.9%
Amgen Inc.	3,275	491,021

Building Products - 2.4%
Masco Corporation	20,000	629,000

Chemicals - 0.9%
FMC Corporation	6,000	242,220

Computers & Peripherals - 7.5%
Apple Inc.	10,500	1,144,395
EMC Corporation	30,000	799,500
		1,943,895
Containers & Packaging - 1.2%
Ball Corporation	4,250	302,982

Diversified Telecommunication Services - 2.6%
AT&T Inc.	8,250	323,152
Verizon Communications Inc.	6,500	351,520
		674,672
Electrical Equipment & Instruments - 4.2%
Roper Technologies, Inc.	6,000	1,096,620

Electronic Equipment & Instruments - 4.2%
National Instruments Corporation	18,000	541,980
Trimble Navigation Limited (a)	22,000	545,600
		1,087,580
Food & Drug Retailing - 3.8%
CVS Health Corporation	9,375	972,469

Health Care Equipment & Supplies - 2.9%
Medtronic, PLC (b)	10,000	750,000

Household Durables - 1.4%
Whirlpool Corporation	2,000	360,680

Household Products - 5.4%
Colgate-Palmolive Company	12,000	847,800
Kimberly-Clark Corporation	4,000	538,040
		1,385,840
Insurance - 1.6%
Berkshire Hathaway Inc. - Class B (a)	2,825	400,811

Internet Catalog & Retail - 3.0%
Amazon.com, Inc. (a)	1,300	771,732

Internet Software & Services - 11.9%
Akamai Technologies, Inc. (a)	15,000	833,550
Alphabet, Inc. - Class A (a)	800	610,320
Alphabet, Inc. - Class C (a)	802	597,450
Facebook, Inc. - Class A (a)	9,000	1,026,900
		3,068,220
IT Consulting & Services - 2.8%
PayPal Holdings, Inc. (a)	10,000	386,000
Visa Inc. - Class A	4,500	344,160
		730,160
Media - 1.7%
The Walt Disney Company	4,500	446,895

Multiline Retail - 1.5%
Macy's, Inc.	9,000	396,810

Oil & Gas & Consumable Fuels - 1.3%
Cabot Oil & Gas Corporation	15,000	340,650

Personal Products - 1.5%
The Estee Lauder Companies Inc. - Class A	4,000	377,240

Pharmaceuticals - 1.7%
Zoetis Inc	10,000	443,300

Real Estate Investment Trusts - 2.0%
American Tower Corporation	5,000	511,850

Software - 6.7%
ACI Worldwide, Inc. (a)	30,000	623,700
Microsoft Corporation	13,625	752,509
Salesforce.com, Inc. (a)	5,000	369,150
		1,745,359
Specialty Retail - 9.7%
The Home Depot, Inc.	6,000	800,580
O'Reilly Automotive, Inc. (a)	1,500	410,490
Tractor Supply Company	8,000	723,680
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	3,000	581,220
		2,515,970
Textiles, Apparel & Luxury Goods - 5.4%
NIKE, Inc. - Class B	12,000	737,640
V.F. Corporation	10,000	647,600
		1,385,240
TOTAL COMMON STOCKS
(Cost $15,487,553)		24,395,100

SHORT-TERM INVESTMENTS - 5.9%
Money Market Funds (c) - 5.9%
Dreyfus Government Cash Management Fund - Institutional Shares, 0.21%	651,256	651,256
Federated Government Obligations Fund - Institutional Shares, 0.20%	767,638	767,638
Federated Treasury Obligations Fund - Institutional Shares, 0.17%	117,720	117,720
		1,536,614
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,536,614)		1,536,614

Total Investments - 100.2%
(Cost $17,024,167)	25,931,714
Liabilities in Excess of Other Assets - (0.2)%	(52,030)
TOTAL NET ASSETS - 100.0%	$25,879,684

(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows*:

Cost of investments	$17,024,167
Gross unrealized appreciation	$8,921,007
Gross unrealized depreciation	(13,460)
Net unrealized appreciation	$8,907,547

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal  year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Investments are classified by asset class and industry pursuant to the Global Industry Classification Standard (GICS®) which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM AQUINAS SMALL CAP FUND
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

COMMON STOCKS - 94.6%	Shares	Value
Aerospace & Defense - 1.1%
Hexcel Corporation	1,455	$63,598

Banks - 10.3%
BancorpSouth, Inc.	4,183	89,140
Bank of the Ozarks, Inc.	2,425	101,777
Capital Bank Financial Corporation	1,535	47,355
Columbia Banking System, Inc.	3,470	103,822
Hanmi Financial Corporation	3,575	78,721
PrivateBancorp, Inc.	2,405	92,833
SVB Financial Group (a)	540	55,107
Texas Capital Bancshares, Inc. (a)	1,465	56,227
		624,982
Beverages - 0.3%
National Beverage Corp. (a)	420	17,774

Biotechnology - 3.4%
Charles River Laboratories International, Inc. (a)	1,475	112,011
Neogen Corporation (a)	1,840	92,644
		204,655
Building Products - 2.1%
Apogee Enterprises, Inc.	1,420	62,324
PGT, Inc. (a)	6,879	67,689
		130,013
Capital Markets - 0.9%
BGC Partners Inc - Class A	5,835	52,807

Commercial Services & Supplies - 4.6%
Copart, Inc. (a)	770	31,393
Healthcare Services Group, Inc.	4,150	152,762
Multi-Color Corporation	280	14,938
Ritchie Bros. Auctioneers Incorporated (b)	2,905	78,667
		277,760
Communications Equipment - 2.3%
Ciena Corporation (a)	2,300	43,746
Infinera Corporation (a)	5,975	95,959
		139,705
Construction & Engineering - 1.6%
EMCOR Group, Inc.	920	44,712
MasTec Inc. (a)	2,460	49,790
		94,502
Construction Materials - 1.7%
Headwaters Incorporated (a)	2,546	50,513
Summit Materials, Inc. - Class A (a)	2,820	54,849
		105,362
Consumer Finance - 1.3%
First Cash Financial Services, Inc.	1,715	78,993

Diversified Financials - 1.1%
HFF, Inc. - Class A	2,470	67,999

Food & Staples Retailing - 1.2%
Sprouts Farmers Market, Inc. (a)	2,435	70,712

Food Products - 3.8%
Post Holdings Inc. (a)	1,690	116,222
TreeHouse Foods, Inc. (a)	1,295	112,341
		228,563
Health Care Equipment & Supplies - 7.9%
Cantel Medical Corp.	1,230	87,773
Cynosure, Inc. - Class A (a)	2,100	92,652
LDR Holding Corporation (a)	3,395	86,539
PRA Health Sciences, Inc. (a)	1,590	67,988
VWR Corporation (a)	5,405	146,259
		481,211
Health Care Providers & Services - 3.5%
Aceto Corporation	3,880	91,413
HealthEquity, Inc. (a)	2,025	49,957
Omnicell, Inc. (a)	2,505	69,814
		211,184
Hotels, Restaurants & Leisure - 2.5%
Buffalo Wild Wings Inc. (a)	270	39,992
Popeyes Louisiana Kitchen, Inc. (a)	1,090	56,745
Zoe's Kitchen Inc (a)	1,430	55,756
		152,493
Internet Software & Services - 7.1%
Criteo SA - ADR (a) (b)	2,570	106,449
Demandware Inc. (a)	1,900	74,290
Euronet Worldwide, Inc. (a)	1,555	115,241
LogMeIn, Inc. (a)	1,210	61,057
SPS Commerce, Inc. (a)	1,650	70,851
		427,888
IT Consulting & Services - 0.5%
Acxiom Corporation (a)	1,394	29,887

Leisure Equipment & Products - 2.3%
Pool Corporation	1,605	140,823

Machinery - 2.2%
Barnes Group Inc.	1,850	64,806
John Bean Technologies Corporation	315	17,769
The Toro Company	595	51,241
		133,816
Media - 1.3%
The E.W. Scripps Company - Class A	4,970	77,482

Multiline Retail - 1.7%
Burlington Stores, Inc. (a)	1,820	102,357

Oil & Gas & Consumable Fuels - 1.6%
Diamondback Energy Inc. (a)	145	11,191
Parsley Energy, Inc. - Class A (a)	790	17,854
PDC Energy, Inc. (a)	1,135	67,476
		96,521
Pharmaceuticals - 2.6%
Akorn, Inc. (a)	3,756	88,379
Cambrex Corp. (a)	1,517	66,748
		155,127
Professional Services - 1.5%
FTI Consulting, Inc. (a)	2,495	88,598

Real Estate Investment Trusts - 7.0%
CubeSmart	3,520	117,216
Kennedy-Wilson Holdings Inc.	3,255	71,285
Sovran Self Storage, Inc.	1,355	159,822
Stag Industrial, Inc.	3,835	78,081
		426,404
Semiconductor Equipment & Products - 1.8%
Rambus Inc. (a)	8,060	110,825

Software - 8.0%
ACI Worldwide, Inc. (a)	4,665	96,985
Callidus Software, Inc. (a)	4,170	69,556
Fair Isaac Corporation	580	61,532
Guidewire Software Inc. (a)	1,225	66,738
Interactive Intelligence Group, Inc. (a)	1,055	38,423
Manhattan Associates, Inc. (a)	1,460	83,030
Proofpoint, Inc. (a)	1,305	70,183
		486,447
Specialty Retail - 2.0%
Monro Muffler Brake, Inc.	1,710	122,214

Textiles, Apparel & Luxury Goods - 0.8%
Columbia Sportswear Company	775	46,570

Thrifts & Mortgage Finance - 1.8%
Home Bancshares Inc.	2,695	110,360

Trading Companies & Distributors - 2.8%
MSC Industrial Direct Co., Inc.	645	49,220
Watsco, Inc.	900	121,266
		170,486
TOTAL COMMON STOCKS
(Cost $4,945,409)		5,728,118

SHORT-TERM INVESTMENTS - 4.9%
Money Market Funds (c) - 4.9%
Dreyfus Government Cash Management Fund - Institutional Shares, 0.21%	127,512	127,512
Federated Government Obligations Fund - Institutional Shares, 0.20%	169,660	169,660
		297,172
TOTAL SHORT-TERM INVESTMENTS
(Cost $297,172)		297,172

Total Investments - 99.5%
(Cost $5,242,581)		6,025,290
Other Assets in Excess of Liabilities - 0.5%		30,570
TOTAL NET ASSETS - 100.0%		$6,055,860

ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows*:

Cost of investments	$5,242,581
Gross unrealized appreciation	$950,247
Gross unrealized depreciation	(167,538)
Net unrealized appreciation	$782,709

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal  year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Investments are classified by asset class and industry pursuant to the Global Industry Classification Standard (GICS®) which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Fair Value Measurement Summary at March 31, 2016 (Unaudited)

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded.  Nasdaq Global Market securities are valued at the Nasdaq OfficialClosing Price ("NOCP").  Unlisted U.S. securities and listed U.S. securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets.  Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded.  Debt securities are normally valued at the mean of the bid and ask price and/or by using a combination of broker quotes or evaluated prices provided by an independent pricing service.  Other assets and securities for which no market  quotations or evaluated prices are readily available are valued in good faith at fair value using guidelines approved by the Board of Trustees.  The Board has adopted specific guidelines and procedures for valuing portfolio securities and delegated their implementation to Luther King Capital Management Corporation (the "Adviser").  The guidelines and procedures authorize the Adviser to make determinations regarding the fair value of a portfolio security and to report such determinations to the Board of Trustees.  The Funds may use prices provided by independent pricing services to assist in the fair valuation of the Funds' portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability.  These inputs are summarized in the three broad levels listed below.

Level 1 -	Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 -
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not  active; and model-derived valuations in which all significant inputs and significant value drivers are observable in activemarkets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little publicinformation exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 -
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  As of March 31, 2016, the Funds' assets carried at fair value were classified as follows:

LKCM Small Cap Equity Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$494,675,973	$-	$-	$494,675,973
Money Market Fund	9,066,465	-	-	9,066,465
Total Investments*	$503,742,438	$-	$-	$503,742,438

LKCM Small-Mid Cap Equity Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$39,157,179	$-	$-	$39,157,179
Money Market Funds	3,042,059	-	-	3,042,059
Total Investments*	$42,199,238	$-	$-	$42,199,238

LKCM Equity Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$261,948,660	$-	$-	$261,948,660
Money Market Fund	5,022,808	-	-	5,022,808
Total Investments*	$266,971,468	$-	$-	$266,971,468

LKCM Balanced Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$30,074,691	$-	$-	$30,074,691
Corporate Bonds	-	11,360,271	-	11,360,271
Money Market Funds	1,292,266	-	-	1,292,266
Total Investments*	$31,366,957	$11,360,271	$-	$42,727,228

LKCM Fixed Income Fund
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$154,588,901	$-	$154,588,901
U.S. Government Issues	-	23,712,792	-	23,712,792
U.S. Government Sponsored Entities	-	21,517,453	-	21,517,453
Money Market Funds	7,753,746	-	-	7,753,746
Total Investments*	$7,753,746	$199,819,146	$-	$207,572,892

LKCM Aquinas Value Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$37,378,285	$-	$-	$37,378,285
Money Market Fund	497,790	-	-	497,790
Total Investments*	$37,876,075	$-	$-	$37,876,075

LKCM Aquinas Growth Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$24,395,100	$-	$-	$24,395,100
Money Market Funds	1,536,614	-	-	1,536,614
Total Investments*	$25,931,714	$-	$-	$25,931,714

LKCM Aquinas Small Cap Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$5,728,118	$-	$-	$5,728,118
Money Market Funds	297,172	-	-	297,172
Total Investments*	$6,025,290	$-	$-	$6,025,290

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and financial officers have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) as of a date within 90 days of the filing date of this report, as required by Rule 30a-3(b) under the 1940 Act or Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in reports that it files or submits on Form N-Q is accumulated and communicated to the registrant’s management, including its principal executive and financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LKCM Funds

By  /s/ J. Luther King, Jr.
       J. Luther King, Jr., President

Date  May 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ J. Luther King, Jr.
       J. Luther King, Jr., President

Date  May 24, 2016

By  /s/ Jacob D. Smith
       Jacob D. Smith, Chief Financial Officer

Date   May 24, 2016